Summary of Material Accounting Policies - New accounting pronouncements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021		Jan. 01, 2022
Summary of Significant Accounting Policies
Equity	$ 27,700.9	$ 23,018.7	[1]	$ 21,476.2	[1]	$ 21,476.2
Net earnings	5,094.9	3,811.7	[1]
Previously reported
Summary of Significant Accounting Policies
Equity		20,335.8		21,315.3
Retained earnings
Summary of Significant Accounting Policies
Equity	16,875.3	12,952.5	[1]	10,122.4	[1]
Net earnings	4,381.8	3,374.2	[1]
Retained earnings | Previously reported
Summary of Significant Accounting Policies
Equity		10,509.6		9,972.2
Retained earnings | Total adjustment from adoption of IFRS 17
Summary of Significant Accounting Policies
Equity				150.2
Common shareholders' equity
Summary of Significant Accounting Policies
Equity	21,615.0	17,780.3	[1]	15,199.8	[1]
Net earnings	4,381.8	3,374.2	[1]
Common shareholders' equity | Previously reported
Summary of Significant Accounting Policies
Equity		15,340.7		15,049.6
Common shareholders' equity | Total adjustment from adoption of IFRS 17
Summary of Significant Accounting Policies
Discounting of provision for losses and loss adjustment expenses		4,668.7		1,536.9
Inclusion of a specific risk adjustment for non-financial risk for provision for losses and loss adjustment expenses		(1,635.5)		(1,421.8)
Other measurement adjustments		375.8		106.7
Deferred tax expense		(726.1)		(60.9)
Non-controlling interests		(243.3)		(10.7)
Equity		2,439.6		150.2
Equity attributable to shareholders of Fairfax
Summary of Significant Accounting Policies
Equity	22,950.5	19,115.8	[1]	16,535.3	[1]
Net earnings	$ 4,381.8	3,374.2	[1]
Equity attributable to shareholders of Fairfax | Previously reported
Summary of Significant Accounting Policies
Equity		16,676.2		$ 16,385.1
Equity attributable to shareholders of Fairfax | Total adjustment from adoption of IFRS 17
Summary of Significant Accounting Policies
Net earnings		$ 2,227.0

[1]	See note 3 for details of transition to IFRS 17.